FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, term	5 years
Warrants outstanding (in shares)	13,999,998
Payment for contingent consideration | $	$ 1.0
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)	4,000,000.0
Private Placement Warrants Fair Value Per Share
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.52